9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Related Party Transactions

For the year ended September 30, 2018
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ 15,880	$ 135,880
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,940	$ 7,940
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,910	$ 11,910
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970

For the year ended September 30, 2017
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 120,000

For the year ended September 30, 2016
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ 23,560	$ 143,560
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 17,670	$ 17,670
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,780	$ 11,780
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 17,670	$ 17,670
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,780	$ 11,780
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,780	$ 11,780
Geoff Chater Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 26,380	$ 26,380